Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Financial liabilities.
Schedule of financial liabilities

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Liabilities to financial institutions and similar liabilities	28,069	10,546	10,449
Other interest-bearing liabilities	237	759	583
Total interest-bearing financial liabilities	28,306	11,305	11,032

Accounts payable	3,004	1,937	3,202
Other non-interest-bearing liabilities	692	1,405	1,172
Total non-interest-bearing financial liabilities	3,696	3,342	4,374
TOTAL FINANCIAL LIABILITIES	32,002	14,647	15,406

Schedule of financial liabilities fall due for payment

	Dec 31, 2018		Dec 31, 2017		Dec 31, 2016
	Nominal	Recorded	Nominal	Recorded	Nominal	Recorded
	value	value	value	value	value	value
Within 3 months	9,950	9,952	3,096	3,096	4,828	4,703
Within 3 - 12 months	280	280	969	969	2,925	2,925
Within 1 - 2 years	2,023	2,023	1,986	1,986	42	42
Within 2 - 3 years	3,384	3,384	294	294	1,624	1,624
Within 3 - 4 years	2,588	2,588	3,401	3,401	271	271
Within 4 - 5 years	1,959	1,959	2,577	2,577	3,328	3,328
Within 5 - 10 years	11,788	11,796	2,273	2,272	2,456	2,456
Within 10 - 15 years	23	20	318	52	356	57
Total financial liabilities	31,995	32,002	14,914	14,647	15,830	15,406

Schedule of interest-bearing financial liabilities fall due for payment

	Within 1	Within 1 -	Within 2 -	Within 3 -	Within 4 -	Within 5 -
	year	2 years	3 years	4 years	5 years	15 years	Total
Variable interest rates(1)	6,471	1,763	2	1,301	376	2,579	12,492
Fixed interest rates	68	257	3,382	1,287	1,584	9,236	15,814
Total interest-bearing liabilities	6,539	2,020	3,384	2,588	1,960	11,815	28,306
(1)	exposed to changes in interest rates over the next 12 months

Schedule of liabilities to financial institutions and similar liabilities

			Dec 31, 2018		Dec 31, 2017		Dec 31, 2016
	Interest rate	Maturity	Current	Non-current	Current	Non-current	Current	Non-current
Creditors	terms	date	liabilities	liabilities	liabilities	liabilities	liabilities	liabilities
Bonds EUR	fixed 1.125%	2024	—	5,137	—	—	—	—
Bonds EUR	fixed 2.125%	2028	—	5,147	—	—	—	—
Bonds NOK			—	—	—	—	188	—
Bonds SEK			—	—	—	—	1,389	—
Bonds SEK			—	—	—	—	764	—
Bonds SEK	variable interest rates	2019	500	—	—	500	—	499
Bonds SEK	STIBOR +0.87%	2019	1,000	—	—	1,000	—	999
Bonds SEK	STIBOR +0.51%	2020	—	1,757	—	—	—	—
Bonds SEK	STIBOR +2.45%	2020	—	250	—	250	—	250
Bonds SEK	fixed 1.875%	2021	—	1,000	—	1,000	—	1,000
Bonds SEK	STIBOR +1.65%	2021	—	1,995	—	1,993	—	1,991
Bonds SEK	STIBOR +1.55%	2022	—	1,699	—	1,699	—	999
Bonds SEK	variable interest rates	2022	—	500	—	499	—	499
Bonds SEK	STIBOR +1.45%	2023	—	400	—	399	—	—
Bonds SEK	STIBOR +2%	2023	—	1,195	—	1,194	—	—
Total bonds			1,500	19,080	—	8,534	2,341	6,237
Commercial paper	fixed interest rates	2019	4,491	—	500	—	300	—
European Investment Bank (EIB)	fixed interest rates	2024	—	1,283	—	—	—	—
Nordic Investment Bank (NIB)	fixed interest rates	2021-2024	—	1,324	—	1,273	—	1,235
Syndicated loan facilities	variable interest rates	2023	—	(24)	—	(29)	—	(36)
Development Bank of Kazakhstan(1)	fixed interest rate	2019-2024	—	—	17	229	—	67
Erste Bank	fixed interest rate	2019-2024	60	—	—	—	—	—
Utilized bank overdraft facility	variable interest rates		355	—	22	—	305	—
			6,406	21,663	539	10,007	2,946	7,503
Total liabilities to financial institutions and similar liabilities				28,069		10,546		10,449
(1)	Tele2 Kazakhstan liabilities are per December 31, 2018 reported as discontinued operations. Please refer to Note 36.

Schedule of other interest-bearing liabilities

	Dec 31, 2018		Dec 31, 2017		Dec 31, 2016
	Current	Non-current	Current	Non-current	Current	Non-current
	liabilities	liabilities	liabilities	liabilities	liabilities	liabilities
Earn-out, Kazakhstan	—	—	—	432	—	100
Loan from Kazakhtelecom	—	—	—	26	—	24
Derivatives	113	—	156	—	217	—
Finance leases	2	14	2	15	16	32
Supplier financing, Lithuania license	7	86	7	89	7	93
Equipment financing	—	—	6	2	56	14
Deferred consideration for acquisitions	11	—	13	8	12	12
Incentive program, IoT	—	4	—	3	—	—
	133	104	184	575	308	275
Total other interest-bearing liabilities		237		759		583

Schedule of liabilities attributable to financing activities

		Cash flow	Reclassification	Non-cash changes
		from	for assets					Accrued
	Liabilities	financing	held for sale	Acquisition		Exchange	Fair	interest and		Liabilities
	Dec 31, 2017	activities	(Note 36)	(Note 15)	Reclassification	rate	value	fees	Payment	Dec 31, 2018
Bonds	8,534	8,020	—	4,000	—	13	9	4	—	20,580
Commercial paper	500	3,191	—	800	—	—	—	—	—	4,491
Nordic Investment Bank (NIB)	1,273	(5)	—	—	—	55	—	1	—	1,324
European Investment Bank (EIB)	—	1,289	—	—	—	(6)	—	—	—	1,283
Syndicated loan facilities	(29)	(6,552)	—	6,525	—	—	—	32	—	(24)
Development Bank of Kazakhstan	246	(18)	(220)	—	—	(8)	—	—	—	—
Erste Bank	—	—	—	—	60	—	—	—	—	60
Utilized bank overdraft facility	22	333	—	—	—	—	—	—	—	355
Total liabilities to financial institutions and similar liabilities	10,546	6,258	(220)	11,325	60	54	9	37	—	28,069
Earn-out, Kazakhstan	432	—	(764)	—	—	—	332	—	—	—
Loan from Kazakhtelecom	26	—	(30)	—	—	4	—	—	—	—
Derivatives	156	—	—	—	—	—	(43)	—	—	113
Finance leases	17	(1)	—	—	—	—	—	—	—	16
Deferred consideration for acquisitions	21	(4)	—	—	—	—	2	—	(8)	11
Equipment financing	8	(8)	—	—	—	—	—	—	—	—
Supplier financing, Lithuania license	96	(7)	—	—	—	4	—	—	—	93
Incentive program, IoT	3	—	—	—	—	—	1	—	—	4
Total other interest-bearing liabilities	759	(20)	(794)	—	—	8	292	—	(8)	237
Total interest-bearing financial liabilities	11,305	6,238	(1,014)	11,325	60	62	301	37	(8)	28,306

		Cash flow	Non-cash changes
		from				Accrued
	Liabilities	financing	Divestments			interest and		Liabilities
	Dec 31, 2016	activities	(Note 36)	Exchange rate	Fair value	fees	Payment	Dec 31, 2017

Bonds	8,578	(58)	—	4	—	10	—	8,534
Commercial paper	300	200	—	—	—	—	—	500
Nordic Investment Bank (NIB)	1,235	—	—	37	—	1	—	1,273
Syndicated loan facilities	(36)	(18)	—	—	—	25	—	(29)
Development Bank of Kazakhstan	67	196	—	(17)	—	—	—	246
Utilized bank overdraft facility	305	(283)	—	—	—	—	—	22
					—
Total liabilities to financial institutions and similar liabilities	10,449	37	—	24	—	36	—	10,546
Earn-out, Kazakhstan	100	—	—	—	332	—	—	432
Loan from Kazakhtelecom	24	—	—	(1)	—	3	—	26
Derivatives	217	—	—	—	41	—	(102)	156
Finance leases	48	(14)	(21)	—	—	4	—	17
Deferred consideration for acquisitions	24	—	—	—	5	—	(8)	21
Equipment financing	70	(62)	—	—	—	—	—	8
Supplier financing, Lithuania license	100	(7)	—	3	—	—	—	96
Incentive program, IoT	—	—	—	—	3	—	—	3
Total other interest-bearing liabilities	583	(83)	(21)	2	381	7	(110)	759

Total interest-bearing financial liabilities	11,032	(46)	(21)	26	381	43	(110)	11,305

Schedule of other current liabilities

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Liability to Kazakhtelecom	—	608	399
VAT liability	306	396	361
Liability to Net4Mobility, joint operation in Sweden	122	132	115
Liability related to recourse on receivables from Tisak (Note 5)	54	125	135
Liability to Svenska UMTS-nät, joint operation in Sweden	46	54	36
Employee withholding tax	101	54	80
Debt to customers	30	13	13
Debt to content suppliers	23	12	13
Customer deposit	6	6	11
Other	1	5	9
Total current liabilities	689	1,405	1,172